CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended
	Mar. 31, 2021	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2021
Formation and operating costs		$ 744,495		$ 70,494	$ 71,339	$ 1,304,680	$ 421,397
Franchise tax expense		50,000		0	0	100,000	164,008
Loss from operation costs		(794,495)		(70,494)	(71,339)	(1,404,680)	(585,405)
Other income (expense):
Interest Earned On Marketable Securities Held In Trust Account							1,876
Realized and unrealized gain		149,350		794	794	192,403	19,097
Change in fair value of warrant liabilities		1,595,082		5,002,911	5,002,911	4,357,722	6,325,281
Offering Costs Allocated To Warrant Liability					0	0	625,059
Non-operating expense		0		(625,059)	(625,059)	0
Net income (loss)	$ (845)	$ 949,937	$ 2,195,508	$ 4,308,152	$ 4,307,307	$ 3,145,445	$ 5,135,790
Class A Common Stock Subject to Redemption
Other income (expense):
Net income per common stock, Basic		$ 0.06		$ 0.45	$ 0.60	$ 0.21	$ 0.44
Net income per common stock, Diluted		$ 0.06		$ 0.45	$ 0.60	$ 0.21	$ 0.44
Weighted average shares outstanding, Basic		11,500,000		6,445,055	4,101,399	11,500,000	8,264,526
Weighted average shares outstanding, Diluted		11,500,000		6,445,055	4,101,399	11,500,000	8,264,526
Class A and Class B Common Stock Not Subject to Redemption
Other income (expense):
Net income per common stock, Basic		$ 0.06		$ 0.45	$ 0.60	$ 0.21	$ 0.44
Net income per common stock, Diluted		$ 0.06		$ 0.45	$ 0.60	$ 0.21	$ 0.44
Weighted average shares outstanding, Basic		3,460,275		3,203,011	3,083,734	3,460,275	3,295,610
Weighted average shares outstanding, Diluted		3,460,275		3,203,011	3,083,734	3,460,275	3,295,610